Valuation and qualifying accounts - Schedule of valuation and qualifying accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	$ 584	$ 555	$ 509
Charged to costs and expenses	143	136	214
Exchange adjustments	(8)	(11)	2
Deductions	(83)	(96)	(170)
Valuation Allowances And Reserves, Reclassifications	0	0	0
Valuation allowances and reserves, end of period	636	584	555
Valuation Allowances And Reserves, Balance 1	636	584	555
Fixed asset investments
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	169	186	249
Charged to costs and expenses	17,471	3	103
Exchange adjustments	(27)	0	0
Deductions	(41)	(20)	(166)
Valuation Allowances And Reserves, Reclassifications	(14,522)	0	0
Valuation allowances and reserves, end of period	3,050	169	186
Valuation Allowances And Reserves, Balance 1	3,050	169	186
Credit impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	456	456
Valuation allowances and reserves, end of period	513	456	456
Valuation Allowances And Reserves, Balance 1	513	456	456
Not credit-impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	(128)	(99)
Valuation allowances and reserves, end of period	(123)	(128)	(99)
Valuation Allowances And Reserves, Balance 1	$ (123)	$ (128)	$ (99)